Consolidated Statements of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cost of revenue	¥ 862,353,992	$ 132,161,531	¥ 901,787,168	¥ 2,735,428,296
Sales and marketing	293,282,118	44,947,451	280,615,518	540,550,282
Changes in guarantee liabilities	22,265,996	3,412,413	939,954,125	116,592,666
Changes in risk assurance liabilities	(110,160,462)	(16,882,829)	203,473,526	0
Related Party Transaction [Member]
Cost of revenue	0	0	0	147,610,831
Sales and marketing	¥ 0	$ 0	¥ 0	¥ 32,542,281